CREDIT IMPAIRMENT CHARGES AND PROVISIONS - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Impairment losses on loans and advances to banks	£ 0	£ 0	£ 0
Impairment losses on non-trading reverse repurchase agreements	0	0	0
Impairment losses on other financial assets at amortised cost	0	0	0
Impairment losses on financial assets at FVOCI	£ 0	£ 0	£ 0